Capital Stock (Tables)	12 Months Ended
Dec. 27, 2014
Equity [Abstract]
Capital Stock Table
Shares of common stock issued, in treasury and outstanding were:

	Shares Issued	Treasury Shares	Shares Outstanding
Consummation of Spin-Off on October 1, 2012	592,257,298	—	592,257,298
Exercise of stock options, issuance of other stock awards and other	526,398	(19,988)	506,410
Balance at December 29, 2012	592,783,696	(19,988)	592,763,708
Exercise of stock options, issuance of other stock awards and other	4,059,753	(589,011)	3,470,742
Balance at December 28, 2013	596,843,449	(608,999)	596,234,450
Shares of common stock repurchased	—	(13,073,863)	(13,073,863)
Exercise of stock options, issuance of other stock awards and other	4,559,367	(388,010)	4,171,357
Balance at December 27, 2014	601,402,816	(14,070,872)	587,331,944